Risks and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Assets and liabilities in foreign currencies
	12/31/2022	12/31/2021
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	311,017	122,242
Foreign trade receivables, net of allowance for expected credit losses	6,131	1,324
Other receivables	727,057	-
Other assets of foreign subsidiaries	280,738	186,548
Asset exposure from subsidiaries held for sale	-	3,839,194
	1,324,943	4,149,308
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(5,213,100)	(8,860,833)
Payables arising from imports	(1,939,984)	(649,107)
Liabilities exposure of subsidiaries held for sale	-	(884,402)
	(7,153,084)	(10,394,342)
Foreign currency hedging instruments	5,274,302	2,933,572
Foreign currency hedging instruments from subsidiaries held for sale	-	1,786,471
Net liability position - total	(553,839)	(1,524,991)
Net (liability) asset position - effect on statement of income	(553,839)	(498,604)
Net liability position - effect on equity in subsidiaries held for sale	-	(1,026,387)

Sensitivity analysis of assets and liabilities in foreign currency

The table below shows the effects of the exchange rate changes on the net liability position of R$ 553,839 in foreign currency as of December 31, 2022:

	Risk	Base Scenario
Effect on statement of income	Real devaluation	(26,555)
	Net effect	(26,555)
Effect on statement of income	Real appreciation	26,555
	Net effect	26,555

(*) Average US dollar on December 31, 2022, according to benchmark rates as published by B3.

Financial assets and liabilities exposed to floating interest rates

The financial assets and liabilities exposed to floating interest rates are demonstrated below:

	Note	12/31/2022	12/31/2021
DI
Cash equivalents	5.a	5,204,766	1,943,164
Financial investments	5.b	406,683	1,607,608
Loans and debentures	17	(2,460,698)	(4,855,517)
Liability position of foreign exchange hedging instruments - DI	32.g	(2,651,609)	(2,283,625)
Liability position of fixed interest instruments + IPCA - DI	32.g	(3,416,868)	(2,364,583)
Net liability position in DI		(2,917,726)	(5,952,953)

TJLP
Loans – TJLP	17	-	(326)
Net liability position in TJLP		-	(326)

LIBOR
Asset position of foreign exchange hedging instruments - LIBOR	32.g	-	279,047
Loans - LIBOR	17	-	(275,936)
Net liability position in LIBOR		-	3,111
Total net liability position exposed to floating interest		(2,917,726)	(5,950,168)

Sensitivity analysis of floating interest rate risk

The tables below show the incremental expenses and income that would be recognized in finance income, if the market curves of floating interest at the base date were applied to the average balances of the current year, due to the effect of floating interest rate.

		12/31/2022
Exposure to interest rate risk	Risk	Probable Scenario
Interest effect on cash equivalents and financial investments	Increase in DI (i)	26,382
Interest effect on debt in DI	Increase in DI (i)	(34,907)
Effect on income of short positions in DI of debt hedging instruments	Increase in DI (i)	(102,175)
Incremental expenses		(110,700)
Interest effect on debt in TJLP	Increase in TJLP (ii)	-
Incremental expenses		-

(i) Base rates used was 12.37% and sensivity rate was 13.41%.

(ii) Base rates used was 6.08% and sensivity rate was 7.20%.

Summary of credit risk of financial institution and government of cash, cash equivalents and financial investments

The credit risk of financial institution and government related to cash, cash equivalents and financial investments is summarized below:

	Fair value
Counterparty credit rating	12/31/2022	12/31/2021
AAA	5,720,996	3,606,000
AA	809,583	740,879
A	3,457	116,594
Others (*)	50,926	-
Total	6,584,962	4,463,473

(*) Refers substantially to investiments with minoritary participation of UVC, which are classificated in long term financial investments.

Loss allowance for expected credit losses balances on trade receivables

The Company’s subsidiaries request guarantees related to trade receivables and other receivables in specific situations to customers. The Company’s subsidiaries maintained the following allowances for expected credit losses:

	12/31/2022	12/31/2021
Ipiranga	373,514	422,542
Ultragaz	120,076	135,565
Ultracargo	2,450	1,526
Total	496,040	559,633

Credit risk exposure

The table below presents information on credit risk exposure, resulting from the balances of trade receivables and reseller financing:

	12/31/2022			12/31/2021
	Weighted average rate of losses	Accounting balance	Allowance for expected credit losses	Weighted average rate of losses	Accounting balance	Allowance for expected credit losses
Current	0.5%	4,756,388	22,752	0.6%	3,901,536	23,476
Less than 30 days	7.5%	29,817	2,230	7.3%	109,284	8,005
31-60 days	11.1%	22,633	2,516	20.4%	57,545	11,746
61-90 days	26.5%	32,522	8,617	23.0%	39,177	9,016
91-180 days	34.4%	58,529	20,159	49.1%	50,588	24,818
More than 180 days	50.7%	868,072	439,766	57.5%	838,532	482,572
		5,767,961	496,040		4,996,662	559,633

Summary of loss allowance for expected credit losses balances by geographic area

The information on allowance for expected credit losses balances by geographic area is as follows:

	12/31/2022	12/31/2021
Brazil	495,929	559,532
United States of America and Canada	61	3
Other Latin American countries	31	15
Europe	5	66
Others	14	17
	496,040	559,633

Positions of derivative financial instruments to hedge commodity price risk

The table below shows the positions of hedging financial instruments to hedge commodity price risk as of December 31, 2022 and December 31, 2021:

Derivative	Contract			Notional amount (m 3)		Notional amount (USD thousand)		Fair value (R$ thousand)		Possible scenario (∆ of 10% - R$ thousand)
	Position	Product	Maturity	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Term	Sold	Heating Oil	Jul-23	158,828	167,255	150,498	103,148	(52,214)	2,269	(124,293)	(55,066)
Term	Sold	RBOB	Jan-23	52,466	29,413	31,382	17,112	(15,481)	(967)	(33,404)	(10,613)
								(67,695)	1,302	(157,697)	(65,679)

Contractual undiscounted cash outflows

The table below presents a summary of financial liabilities and leases payable as of December 31, 2022 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash flows, and, therefore, these amounts may be different from the amounts disclosed in the statement of financial position.

	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans including future contractual interest (1) (2)	13,960,937	3,744,329	2,524,250	2,993,156	4,699,202
Derivative instruments (3)	2,292,609	584,748	725,668	648,202	333,991
Trade payables	7,377,846	7,377,846	-	-	-
Leases payable	2,404,105	343,792	596,602	374,456	1,089,255
Financial liabilities of customers	551,587	184,159	354,389	13,039	-
Contingent consideration	89,640	-	-	89,640	-

(1)	The interest on loans, it was estimated based on the US dollar futures contracts and on the future yield curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 on December 31, 2022.
(2)	Includes estimated interest on short-term and long-term loans until the contractually foreseen payment date.
(3)	The hedging instruments were estimated based on the US dollar futures contracts and the future curves of the DI x fixed rate and DI x IPCA contracts, quoted on B3 on December 31, 2022. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

Schedule of leverage ratio at the end of the year

The leverage ratio at the end of the year is the following:

	12/31/2022	12/31/2021
Loans and financing	13,274,130	17,725,954
Cash and cash equivalents, financial investments and derivative financial instruments	6,584,962	4,463,473
Net debt	6,689,168	13,262,481
Equity	12,174,968	10,469,240
Leverage ratio	54.94%	126.68%

Position of hedging instruments

The table below summarizes the gross balance of the position of hedging instruments contracted as well as of the gains (losses) that affect the equity and the statement of income of the Company and its subsidiaries:

Derivatives designated as hedge accounting
Product	Hedged object	Contracted rates		Maturity	Note	Notional amount[1]	Fair value 12/31/2022		Gains (losses) 12/31/2022
		Assets	Liabilities			12/31/2022	Assets	Liabilities	Income statement
Foreign exchange swap	Financing	USD + 4.95%	106.67% DI	Sept-25	32.h.1	221,339	106,550	(9,243)	(121,296)
Foreign exchange swap	Financing	USD +LIBOR-3M +1.14%	105.00% DI	Jun-22	32.h.1	-	-	-	(21,566)
Foreign exchange swap	Financing	EUR + 3.42%	111.60% DI	Mar-23	32.h.1	9,709	1,954	-	2,573
Interest rate swap	Financing	IPCA +5.03%	102.87% DI	Jun-32	32.h.1	3,226,054	173,741	(59,789)	(143,762)
Term	Financing	6.47%	99.94% DI	Nov-24	32.h.1	90,000	-	(9,513)	(5,069)
NDF	Firm commitments	BRL	Heating Oil/ RBOB	Jul-23	32.h.1	181,880	2,936	(70,630)	(944,896)
NDF	Firm commitments	BRL	USD	Jan-23	32.h.1	127,233	4,712	(3,074)	53,762
							289,893	(152,249)	(1,180,344)

Product	Hedged object	Contracted rates		Maturity	Note	Notional amount[1]	Fair value[2] 12/31/2021		Gains (losses) on 12/31/2021
		Assets	Liabilities			12/31/2021	Assets	Liabilities	Income statement
Foreign exchange swap	Financing	USD +4.65%	104.87% DI	Sept-23	32.h.1	125,000	212,509	-	11,712
Foreign exchange swap	Financing	USD +LIBOR-3M	105.00% DI	Jun-22	32.h.1	50,000	109,332	-	10,779
Interest rate swap	Financing	4.59% + IPCA	102.00% DI	Sept-28	32.h.1	2,226,054	201,638	(35,170)	(17,922)
Interest rate swap	Financing	6.47%	99.94% DI	Nov-24	32.h.1	90,000	-	(9,044)	(10,088)
Term	Firm commitments	BRL	Heating Oil/ RBOB	Jan-22	32.h.1	120,260	3,115	(1,813)	(130,773)
NDF	Firm commitments	BRL	USD	Jan-22	32.h.1	68,361	7,048	(1,346)	813
							533,642	(47,373)	(135,479)

Derivatives not designated as hedge accounting

Product	Hedged object	Contracted rates		Maturity	Notional amount[1]	Fair value[2] 12/31/2022		Gains (losses) 12/31/2022
		Assets	Liabilities		12/31/2022	Assets	Liabilities	Income statement
NDF	Firm commitments	USD	BRL	Jul-23	1,116,702	36,472	(54,067)	(440,359)
Interest rate swap	Financing	5.25%	1.36%	Jun-29	300,000	-	(308,821)	(266,445)
Foreign exchange swap	Financing	0.00%	52.99%	Jun-29	375,000	230,145	(9,174)	(85,474)
						266,617	(372,062)	(792,278)

Product	Hedged object	Contracted rates		Maturity	Notional amount[1]	Fair value 12/31/2021		Gains (losses) 12/31/2021
		Assets	Liabilities		12/31/2021	Assets	Liabilities	Income statement
NDF	Firm commitments	USD	BRL	Jun-22	625,762	26,516	(23,052)	54,743
Interest rate swap	Financing	5.25%	DI - 1.36%	Jun-29	300,000	-	(126,752)	(109,081)
Foreign exchange swap	Financing	2.67%	100.00%	May-21	-	-	-	17
						26,516	(149,804)	(54,321)

[1] Currency as indicated.

[2] Amounts, net of income tax.

Summary of foreign exchange hedging instruments designated as fair value hedge

The foreign exchange hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2022	12/31/2021
Notional amount – US$	221,339	175,000
Result of hedging instruments - gain/(loss) - R$	(142,863)	21,812
Fair value adjustment of debt - R$	28,000	47,064
Financial result of the debt - R$	28,291	(105,059)
Average effective cost - DI %	107	104.90

Notional amount – EUR	9,709	-
Result of hedging instruments - gain/(loss) - R$	2,573	-
Fair value adjustment of debt - R$	(8)	-
Average effective cost - DI %	112	-
For further information, see Note 17.b.1

The interest rate hedging instruments designated as fair value hedge are:

In thousands, except the DI %	12/31/2022	12/31/2021
Notional amount – R$	3,226,054	2,226,054
Result of hedging instruments - gain/(loss) - R$	(143,762)	(17,922)
Fair value adjustment of debt - R$	(44,312)	166,374
Financial result of the debt - R$	(293,955)	(245,710)
Average effective cost - DI %	102.9	102.0

In thousands, except the DI %	12/31/2022	12/31/2021
Notional amount – R$	90,000	90,000
Result of hedging instruments - gain/(loss) - R$	(5,069)	(10,088)
Fair value adjustment of debt - R$	(486)	11,756
Financial result of the debt - R$	(6,330)	(5,914)
Average effective cost - DI %	99.9	99.9

The foreign exchange hedging instruments and commodities designated as fair value hedge are as described below and are concentrated in subsidiary IPP. The purpose of this relationship is to transform the cost of the imported product from fixed to variable until fuel blending, as occurs with the price adopted in its sales. IPP carries out these operations with over-the-counter derivatives that are designated in a hedge accounting relationship, as a fair value hedge in an amount equivalent to the inventories of imported product.

In thousands	12/31/2022	12/31/2021
Notional amount – US$	309,113	188,621
Result of hedging instruments - gain/(loss) - R$	(891,223)	(129,670)
Adjustment of inventory fair value – US$	34,126	(4,352)

Fair values and the carrying values of the financial instruments

The fair values and the carrying amounts of the financial instruments, including foreign exchange and interest rate hedging instruments, are stated below:

		Carrying value			Fair value
December 31, 2022	Note	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Measured at amortized cost	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents
Cash and banks	5.a	-	-	111,797	111,797	-	-
Fixed-income securities in local currency	5.a	-	-	5,204,766	5,204,766	-	-
Fixed-income securities in foreign currency	5.a	-	-	305,206	305,206	-	-
Financial investments							-
Fixed-income securities and funds in local currency	5.b	406,683	-	-	-	406,683	-
Fixed-income securities and funds in foreign currency	5.b	-	-	-	-	-	-
Foreign exchange, interest rate and commodity hedging instruments	5.b	556,510	-	-	-	556,510	-
Trade receivables	6.a	-	-	4,533,327	4,504,245	-	-
Reseller financing	6.b	-	-	1,234,634	1,234,613	-	-
Financial liabilities of customers	6.c	-	-	1,096,565	1,096,565	-	-
Total		963,193	-	12,486,295	12,457,192	963,193	-
Financial liabilities:
Financing	17.a	1,216,341	-	3,973,816	3,971,551	1,216,341	-
Debentures	17.a	3,575,195	-	2,460,698	-	5,949,028	-
Foreign exchange, interest rate and commodity hedging instruments	17.a	524,312	-	-	-	524,312	-
Trade payables	18.a	-	-	4,710,952	4,710,952	-	-
Trade payables – reverse factoring	18.b	-	-	2,666,894	2,666,894	-	-
Stock warrant – indemnification (1)	24	42,776	-	-	-	42,776	-
Financial liabilities of customers		450,586	-	-	450,586	-	-
Contingent consideration	34.a	89,640	-	-	-	-	89,640
Total		5,898,850	-	13,812,360	11,799,983	7,732,457	89,640

		Carrying value			Fair value
December 31, 2021	Note	Measured at fair value through profit or loss	Measured at fair value through other comprehensive income	Measured at amortized cost	Level 1	Level 2
Financial assets:
Cash and cash equivalents
Cash and banks	5.a	-	-	334,547	334,547	-
Fixed-income securities in local currency	5.a	-	1,943,164	-	-	1,943,164
Fixed-income securities in foreign currency	5.a	2,363	-	-	2,363	-
Fixed-income securities and funds in local currency	5.b	1,607,608	-	-	1,607,608	-
Fixed-income securities and funds in foreign currency	5.b	-	103,239	-	-	103,239
Foreign exchange, interest rate and commodity hedging instruments	5.b	472,552	-	-	-	472,552
Trade receivables	6.a	-	-	3,438,995	3,367,012	-
Reseller financing	6.b	-	-	998,034	992,359	-
Total		2,082,523	2,046,403	4,771,576	6,303,889	2,518,955
Financial liabilities:
Financing	17.a	1,011,374	-	8,082,323	8,380,088	1,011,374
Debentures	17.a	2,487,244	-	4,599,525	4,529,439	2,487,244
Leases payable	14	-	-	1,348,311	1,348,311	-
Foreign exchange, interest rate and commodity hedging instruments	17.a	197,177	-	-	-	197,177
Trade payables	18	-	-	5,727,724	5,727,724	-
Stock warrant – indemnification (1)	24	51,296	-	-	-	51,296
Total		3,747,091	-	19,757,883	19,985,562	3,747,091